Shareholder Fees	Oct. 09, 2025 USD ($)
AlphaDroid Broad Markets Momentum ETF | AlphaDroid Broad Markets Momentum ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
AlphaDroid Defensive Sector Rotation ETF | AlphaDroid Defensive Sector Rotation ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0